Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000056395 | Avnet, Inc., 1.75, 2030-09-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000056395 | Vishay Intertechnology, Inc., 2.25, 2030-09-15
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056395 | Euronet Worldwide, Inc., 0.625, 2030-10-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000056395 | Amazon.com, Inc. - Nomura Holdings, Inc. Synthetic, 4.86, 2027-02-24
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000056395 | Akamai Technologies, Inc., 1.125, 2029-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000056395 | Winnebago Industries, Inc., 3.25, 2030-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000056395 | Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic, 4.89, 2027-02-03
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000056395 | Everest Group Ltd. - Goldman Sachs Finance Corp. Synthetic, 4.3804, 2028-01-07
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056395 | General Dynamics Corporation - Bank of Montreal Synthetic, 4.274, 2029-01-26
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056395 | Global Payments, Inc., 1.5, 2031-03-01
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056395 | Industrials008073AA6
Holdings [Line Items]
Percent of Total Investments	100.00%
C000056395 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000056395 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000056395 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000056395 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000056395 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000056395 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000056395 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000056395 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000056395 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000056395 | Technology
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000081917 | Avnet, Inc., 1.75, 2030-09-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000081917 | Vishay Intertechnology, Inc., 2.25, 2030-09-15
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000081917 | Euronet Worldwide, Inc., 0.625, 2030-10-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000081917 | Amazon.com, Inc. - Nomura Holdings, Inc. Synthetic, 4.86, 2027-02-24
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000081917 | Akamai Technologies, Inc., 1.125, 2029-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000081917 | Winnebago Industries, Inc., 3.25, 2030-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081917 | Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic, 4.89, 2027-02-03
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081917 | Everest Group Ltd. - Goldman Sachs Finance Corp. Synthetic, 4.3804, 2028-01-07
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081917 | General Dynamics Corporation - Bank of Montreal Synthetic, 4.274, 2029-01-26
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081917 | Global Payments, Inc., 1.5, 2031-03-01
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081917 | Industrials008073AA6
Holdings [Line Items]
Percent of Total Investments	100.00%
C000081917 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000081917 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000081917 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000081917 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081917 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000081917 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000081917 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000081917 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000081917 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000081917 | Technology
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000056396 | Avnet, Inc., 1.75, 2030-09-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000056396 | Vishay Intertechnology, Inc., 2.25, 2030-09-15
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056396 | Euronet Worldwide, Inc., 0.625, 2030-10-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000056396 | Amazon.com, Inc. - Nomura Holdings, Inc. Synthetic, 4.86, 2027-02-24
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000056396 | Akamai Technologies, Inc., 1.125, 2029-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000056396 | Winnebago Industries, Inc., 3.25, 2030-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000056396 | Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic, 4.89, 2027-02-03
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000056396 | Everest Group Ltd. - Goldman Sachs Finance Corp. Synthetic, 4.3804, 2028-01-07
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056396 | General Dynamics Corporation - Bank of Montreal Synthetic, 4.274, 2029-01-26
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056396 | Global Payments, Inc., 1.5, 2031-03-01
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056396 | Industrials008073AA6
Holdings [Line Items]
Percent of Total Investments	100.00%
C000056396 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000056396 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000056396 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000056396 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000056396 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000056396 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000056396 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000056396 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000056396 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000056396 | Technology
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000270752 | Avnet, Inc., 1.75, 2030-09-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000270752 | Bridgebio Pharma, Inc., 1.75, 2031-03-01
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000270752 | TransMedics Group, Inc., 1.5, 2028-06-01
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000270752 | MKS, Inc., 1.25, 2030-06-01
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000270752 | Cohu, Inc., 1.5, 2031-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000270752 | CyberArk Software Ltd., 0, 2030-06-15
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000270752 | Uber Technologies, Inc., 0.875, 2028-12-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000270752 | MACOM Technology Solutions Holdings, Inc., 0, 2029-12-15
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000270752 | Nova Ltd., 0, 2030-09-15
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000270752 | Ligand Pharmaceuticals, Inc., 0.75, 2030-10-01
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000270752 | Industrials008073AA6
Holdings [Line Items]
Percent of Total Investments	100.00%
C000270752 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000270752 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000270752 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000270752 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000270752 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000270752 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000270752 | Technology
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000146257 | Mastercard, Inc., 3.3, 2027-03-26
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000146257 | Amgen, Inc., 2.6, 2026-08-19
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000146257 | McDonald's Corporation, 3.5, 2027-03-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000146257 | Cisco Systems, Inc., 2.5, 2026-09-20
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000146257 | Walmart, Inc., 3.7, 2028-06-26
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146257 | 3M Company, 2.25, 2026-09-19
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146257 | Estee Lauder Companies, Inc. (The), 3.15, 2027-03-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146257 | Broadcom Corp / Broadcom Cayman Finance Ltd., 3.5, 2028-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146257 | Procter & Gamble Company (The), 2.85, 2027-08-11
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146257 | Apple, Inc., 2.9, 2027-09-12
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146257 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000146257 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000146257 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000146257 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000146257 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000146257 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000146257 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000146257 | Technology
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000146257 | Technology00971TAN1
Holdings [Line Items]
Percent of Total Investments	62.90%
C000146257 | Industrials88579YAV3
Holdings [Line Items]
Percent of Total Investments	31.40%
C000146257 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	5.70%
C000146257 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000230985 | Avnet, Inc., 1.75, 2030-09-01
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230985 | Jazz Investments I Ltd., 3.125, 2030-09-15
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230985 | PPL Capital Funding, Inc., 3, 2030-12-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230985 | Fluor Corporation, 1.125, 2029-08-15
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230985 | Ascendis Pharma A/S, 2.25, 2028-04-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000230985 | World Kinect Corporation, 3.25, 2028-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230985 | Alliant Energy Corporation, 3.25, 2028-05-30
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230985 | Array Technologies, Inc., 2.875, 2031-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230985 | Zoetis, Inc., 0.25, 2029-06-15
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230985 | Pitney Bowes, Inc., 1.5, 2030-08-15
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230985 | Long_Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000230985 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230985 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230985 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230985 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000230985 | Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000230985 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000230985 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000230985 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000230985 | Short_Communications
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000230985 | Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000230985 | Short_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000230985 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000230985 | Short_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000230985 | Short_Utilities
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
C000230985 | Short_Industrials
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
C000230985 | Short_Technology
Holdings [Line Items]
Percent of Net Asset Value	(10.70%)
C000230985 | Short_Health Care
Holdings [Line Items]
Percent of Net Asset Value	(14.70%)